Shareholders' Equity (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Outstanding at beginning of year (in shares)	1,753,753	1,619,003
Number of share options, Granted (in shares)	856,500	271,000
Number of share options, Forfeited (in shares)	(83,750)	(136,250)
Number of share options, Exercised (in shares)	(115,613)	0
Number of share options, Outstanding at end of year (in shares)	2,410,890	1,753,753
Number of share options, Options exercisable at year end (in shares)	1,385,829	1,338,097
Weighted average exercise price, Options outstanding at beginning of year (in dollars per share)	$ 2.12	$ 1.71
Weighted average exercise price, Granted (in dollars per share)	6.08	7.21
Weighted average exercise Price, Forfeited (in dollars per share)	6.00	7.37
Weighted average exercise price, Exercised (in dollars per share)	2.22	0
Weighted average exercise price, Outstanding at end of year (in dollars per share)	3.39	2.12
Weighted average exercise price, Options exercisable at year end (in dollars per share)	$ 1.38	$ 0.92